Derivative Financial Instruments - Type of Hedge Designation and Fair Value of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value hedge designation
Derivative Instrument Detail [Abstract]
Notional Amount	$ 221,266	$ 155,648
Average Maturity (years)	4 years 7 months 6 days	5 years 10 months 24 days
Fair Value	$ 21,361	$ 4,029
No hedge designation
Derivative Instrument Detail [Abstract]
Notional Amount	$ 627,186	$ 741,743
Average Maturity (years)	5 years 3 months 18 days	3 years 4 months 24 days
Fair Value	$ (741)	$ 2,293
No hedge designation | Interest rate cap agreements - securities available for sale
Derivative Instrument Detail [Abstract]
Notional Amount		$ 90,000
Average Maturity (years)		1 year 3 months 18 days
Fair Value		$ 35
No hedge designation | Rate-lock mortgage loan commitments
Derivative Instrument Detail [Abstract]
Notional Amount	$ 19,918	$ 129,846
Average Maturity (years)	1 month 6 days	1 month 6 days
Fair Value	$ (1,056)	$ 2,140
No hedge designation | Mandatory commitments to sell mortgage loans
Derivative Instrument Detail [Abstract]
Notional Amount	$ 49,258	$ 97,737
Average Maturity (years)	1 month 6 days	1 month 6 days
Fair Value	$ 315	$ (68)
Fixed Income Interest Rate | Fair value hedge designation | Pay-fixed interest rate swap agreements | Commercial
Derivative Instrument Detail [Abstract]
Notional Amount	$ 6,401	$ 6,753
Average Maturity (years)	6 years 4 months 24 days	7 years 4 months 24 days
Fair Value	$ 447	$ (384)
Fixed Income Interest Rate | Fair value hedge designation | Pay-fixed interest rate swap agreements | Installment
Derivative Instrument Detail [Abstract]
Notional Amount	$ 25,000
Average Maturity (years)	2 years
Fair Value	$ 77
Fixed Income Interest Rate | Fair value hedge designation | Interest rate cap agreements - securities available for sale
Derivative Instrument Detail [Abstract]
Notional Amount	$ 40,970
Average Maturity (years)	5 years 3 months 18 days
Fair Value	$ 931
Fixed Income Interest Rate | Fair value hedge designation | Pay-fixed interest rate swap agreements - securities available for sale
Derivative Instrument Detail [Abstract]
Notional Amount	$ 148,895	$ 148,895
Average Maturity (years)	4 years 9 months 18 days	5 years 9 months 18 days
Fair Value	$ 19,906	$ 4,413
Fixed Income Interest Rate | No hedge designation | Pay-fixed interest rate swap agreements | Commercial
Derivative Instrument Detail [Abstract]
Notional Amount	$ 279,005	$ 207,080
Average Maturity (years)	6 years	5 years 8 months 12 days
Fair Value	$ 17,063	$ 5,179
Fixed Income Interest Rate | No hedge designation | Interest rate swaption agreement
Derivative Instrument Detail [Abstract]
Notional Amount		$ 10,000
Average Maturity (years)		2 months 12 days
Fair Value		$ 186
Variable Income Interest Rate | No hedge designation | Pay-fixed interest rate swap agreements | Commercial
Derivative Instrument Detail [Abstract]
Notional Amount	$ 279,005	$ 207,080
Average Maturity (years)	6 years	5 years 8 months 12 days
Fair Value	$ (17,063)	$ (5,179)